Share Repurchase	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share Repurchases
Share Repurchases

Authorized Share Repurchase Program

On February 25, 2014, our Board of Directors authorized a plan to repurchase up to $350 million of our outstanding common shares, which replaced and terminated the August 26, 2011 share repurchase program. As of December 31, 2017, $160 million remain available for repurchase under this authorization. The authorization does not obligate the Company to acquire any particular number of common shares and may be commenced, suspended or discontinued without prior notice. The share repurchases are intended to be funded through the Company’s current and future cash and the authorization does not have an expiration date.

Share Maintenance Programs

Stock options and restricted stock awards granted under the KBR Stock and Incentive Plan may be satisfied using shares of our authorized but unissued common stock or our treasury share account.

The Employee Stock Purchase Plan ("ESPP") allows eligible employees to withhold up to 10% of their earnings, subject to some limitations, to purchase shares of KBR common stock. These shares are issued from our treasury share account.

Withheld to Cover Program

In addition to the plans above, we also have in place a "withheld to cover" program, which allows us to withhold common shares from employees in connection with the settlement of income tax and related benefit withholding obligations arising from the issuance of share-based equity awards under the KBR, Inc. Stock and Incentive Plan.

The table below presents information on our annual share repurchases activity under these programs:

	Year ending December 31, 2017
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	3,310,675	$14.93	$49
Repurchases under the existing share maintenance program	34,691	14.93	1
Withheld to cover shares	190,838	15.57	3
Total	3,536,204	$14.96	$53

	Year ending December 31, 2016
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	—	n/a	$—
Repurchases under the existing share maintenance program	—	n/a	—
Withheld to cover shares	249,891	14.93	4
Total	249,891	$14.93	$4